Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for François Locoh-Donou[1] ($)	Compensation Actually Paid to François Locoh- Donou[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ Millions)	Revenue ($ Millions)[5]
					TSR ($)	Peer Group TSR ($)

(a)	(b)	(b)	(d)	(e)	(f)	(g)	(h)	(i)
2025	23,039,819	44,505,157	5,331,816	7,076,641	263.25	284.85	692.4	3,088.1
2024	18,044,442	28,656,363	5,841,765	8,952,978	179.36	222.15	566.8	2,816.1
2023	10,856,765	13,807,880	3,953,914	4,619,933	131.25	145.50	394.9	2,813.2
2022	12,823,862	5,483,202	5,141,989	2,440,083	117.89	103.12	322.2	2,695.8
2021	11,469,726	21,786,280	4,137,411	7,165,279	161.91	128.90	331.2	2,603.4

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	1.Mr. Locoh-Donou was our PEO for each fiscal year presented. The individuals comprising the Non-PEO NEOs for each fiscal year are listed below.

2021	2022	2023	2024	2025
Frank Pelzer	Frank Pelzer	Frank Pelzer	Frank Pelzer	Cooper Werner
Tom Fountain	Tom Fountain	Tom Fountain	Tom Fountain	Frank Pelzer
Chad Whalen	Kara Sprague	Kara Sprague	Kara Sprague	Tom Fountain
Haiyan Song	Chad Whalen	Chad Whalen	Chad Whalen	John Maddison
Chad Whalen

Peer Group Issuers, Footnote	4.The Peer Group TSR set forth in this table utilizes the S&P 500 Information Technology
Index, which we also utilize in the stock performance graph required by Item 201(e) of
Regulation S-K included in our Annual Report on Form 10-K for the fiscal year ended
September 30, 2025. The comparison assumes $100 was invested for the period starting
September 30, 2020, through the end of the listed fiscal year in the Company and in the
S&P 500 Information Technology Index, respectively. Historical stock price performance is
	not necessarily indicative of future stock price performance.
PEO Total Compensation Amount	$ 23,039,819	$ 18,044,442	$ 10,856,765	$ 12,823,862	$ 11,469,726
PEO Actually Paid Compensation Amount	$ 44,505,157	28,656,363	13,807,880	5,483,202	21,786,280
Adjustment To PEO Compensation, Footnote	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary
Compensation Table Total with certain adjustments as described in footnote 3 below.
3.Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity award values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards”
column are the amounts from the “Stock Awards” column set forth in the Summary
Compensation Table.

Fiscal Year	Summary Compensation Table Total for François Locoh- Donou ($)	Exclusion of Stock Awards for François Locoh- Donou ($)	Inclusion of Equity Award Values for François Locoh- Donou ($)	Compensation Actually Paid to François Locoh- Donou ($)

2025	23,039,819	(20,642,852)	42,108,190	44,505,157
The amounts in the “Inclusion of Equity Award Values” column in the tables above are derived from the amounts set forth in the following tables:

Fiscal Year	Year-End Fair Value of Equity Awards Granted During Covered Fiscal Year That Remained Outstanding and Unvested as of Last Day of Covered Fiscal Year for François Locoh-Donou ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Covered Fiscal Year of Outstanding and Unvested Equity Awards Granted During Prior Fiscal Year for François Locoh- Donou ($)	Vesting-Date Fair Value of Equity Awards Granted During Covered Fiscal Year that Vested During Such Fiscal Year for François Locoh-Donou ($)
Change in Fair
Value from Last
Day of Prior Fiscal
Year to Vesting
Date of
Outstanding and
Unvested Equity
Awards Granted
During Prior Fiscal
Year that Vested
During Covered
Fiscal Year for
François Locoh-
Donou
($)
					Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for François Locoh-Donou ($)	Total Inclusion of Equity Award Values for François Locoh-Donou ($)

2025	28,327,277	11,876,900	1,839,855	64,158	—	42,108,190

Non-PEO NEO Average Total Compensation Amount	$ 5,331,816	5,841,765	3,953,914	5,141,989	4,137,411
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,076,641	8,952,978	4,619,933	2,440,083	7,165,279
Adjustment to Non-PEO NEO Compensation Footnote	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary
Compensation Table Total with certain adjustments as described in footnote 3 below.
3.Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity award values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards”
column are the amounts from the “Stock Awards” column set forth in the Summary
Compensation Table.

Fiscal Year	Average Summary Compensation Table Total for Non- PEO NEOs ($)	Average Exclusion of Stock Awards for Non- PEO NEOs ($)	Average Inclusion of Equity Award Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	5,331,816	(4,337,246)	6,082,071	7,076,641
The amounts in the “Inclusion of Equity Award Values” column in the tables above are derived from the amounts set forth in the following tables:

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During Covered Fiscal Year That Remained Outstanding and Unvested as of Last Day of Covered Fiscal Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Covered Fiscal Year of Outstanding and Unvested Equity Awards Granted During Prior Fiscal Year for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Covered Fiscal Year that Vested During Such Fiscal Year for Non-PEO NEOs ($)
Average Change in
Fair Value from
Last Day of Prior
Fiscal Year to
Vesting Date of
Outstanding and
Unvested Equity
Awards Granted
During Prior Fiscal
Year that Vested
During Covered
Fiscal Year for
Non-PEO NEOs
($)
					Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total Average Inclusion of Equity Award Values for Non-PEO NEOs ($)

2025	5,072,360	1,619,770	369,129	(132,015)	(847,173)	6,082,071

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

Compensation Actually Paid vs. Company Selected Measure

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Revenue

Total Shareholder Return Vs Peer Group	Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company TSR and Peer Group TSR
Tabular List, Table

Revenue Non-GAAP Operating Income Inclusion Non-GAAP EPS Relative TSR

Total Shareholder Return Amount	$ 263.25	179.36	131.25	117.89	161.91
Peer Group Total Shareholder Return Amount	284.85	222.15	145.50	103.12	128.90
Net Income (Loss)	$ 692,400,000	$ 566,800,000	$ 394,900,000	$ 322,200,000	$ 331,200,000
Company Selected Measure Amount	3,088,100,000	2,816,100,000	2,813,200,000	2,695,800,000	2,603,400,000
PEO Name	Mr. Locoh-Donou
Additional 402(v) Disclosure	We determined Revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs
in fiscal 2025. We may determine a different financial performance measure to be the most
	important financial performance measure in future years.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Inclusion
Measure:: 4
Pay vs Performance Disclosure
Name	Non-GAAP EPS
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (20,642,852)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	42,108,190
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,327,277
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,876,900
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,839,855
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	64,158
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,337,246)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,082,071
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,072,360
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,619,770
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	369,129
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (132,015)